Income Taxes (Schedule Of Deferred Tax Assets And Liabilities Reflected In The Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Other current assets	¥ 226,180	¥ 254,413
Other assets	338,754	329,920
Other current liabilities	(4,789)	(1,466)
Other liabilities	(125,552)	(248,879)
Net deferred tax assets	¥ 434,593	¥ 333,988